Related Party Transactions (Details) - Schedule of Related Party Transactions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Ending balance	$ 540,001	$ 582,682	$ 470,443
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Beginning balance	114,434	211,800	278,800
Monies owed	7,679	87,069	12,500
Monies paid	(22,113)	184,435	79,500
Ending balance	100,000	114,434	211,800
Chief Business Development Officer [Member]
Related Party Transaction [Line Items]
Beginning balance	16,058	0	41,000
Monies owed	23,113	145,011	77,000
Monies paid	(39,171)	128,953	118,000
Ending balance	0	16,058	0
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Beginning balance	16,138	0	0
Monies owed	0	57,272	0
Monies paid	(16,138)	41,134	0
Ending balance	0	16,138	0
Director [Member]
Related Party Transaction [Line Items]
Beginning balance	426,052	0	0
Monies owed	593,100	2,832,046	0
Monies paid	(579,151)	2,405,994	0
Ending balance	440,001	426,052	0
General Manager [Member]
Related Party Transaction [Line Items]
Beginning balance	10,000	0	0
Monies owed	7,500	10,000	0
Monies paid	(17,500)	0	0
Ending balance	$ 0	$ 10,000	$ 0